Note 1 - Summary of Significant Accounting Policies - Schedule of Inventory (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Finished goods	$ 61,587	$ 62,932	$ 38,201
Raw materials	157,610	141,028	165,812
Work-In-Process	58,958	61,085	68,195
Total	$ 278,155	$ 265,045	$ 272,208